Segment Reporting (Detail) $ in Thousands		3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 15, 2017 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment							3		3
Schedule of financial data of reportable segments
Revenues		$ 536,584		$ 521,433			$ 1,664,594	$ 1,530,932	$ 2,091,291	$ 2,033,200	$ 1,992,166
Impairment charges		0		4,402			0	4,402	4,402	373,661	0
Operating Income (Loss)		(10,821)		11,286			(35,626)	(14,117)	(36,452)	(403,774)	62,371
Interest expense		35,798		10,502			79,573	45,382	64,049	22,827	19,439
Loss from debt extinguishment		0		6,049	$ 9,800		0	15,876	15,876	0	0
(Loss) income before income taxes		(46,619)		(5,265)			(115,199)	(75,375)	(116,377)	(426,601)	42,932
Depreciation and amortization		9,614		9,319			27,803	27,834	37,747	38,145	31,626
Capital expenditures, cash and non-cash		20,197		3,934			42,032	11,212	21,710	17,573	62,401
Gain on sale of Unitrans	$ 35,400						0	35,440	35,440	5,416
Total assets		863,196				$ 933,554	863,196		$ 876,043	933,554	1,307,753
Restructuring charges		1,300	$ 4,700
TES
Schedule of financial data of reportable segments
Restructuring charges							4,700
Sales Revenue | TES | Customer Concentration Risk
Schedule of financial data of reportable segments
Concentration Risk, Percentage									12.00%
Revenues									$ 245,400	252,100
Operating Segments | TES
Schedule of financial data of reportable segments
Revenues		280,335		260,536			906,439	750,820	1,067,145	990,665	833,430
Impairment charges						132,400				133,988
Operating Income (Loss)		(787)		(1,735)			2,863	0	5,989	(116,545)	47,891
Depreciation and amortization		6,456		6,484			18,993	18,957	25,535	25,872	21,040
Capital expenditures, cash and non-cash		2,477		1,924			8,414	7,315	11,833	7,978	44,606
Total assets		403,575				436,237	403,575		458,945	436,237	559,716
Operating Segments | LTL
Schedule of financial data of reportable segments
Revenues		113,948		117,618			344,237	348,362	463,519	461,540	515,328
Impairment charges						197,300				197,312
Operating Income (Loss)		(5,040)		(8,169)			(17,467)	(14,154)	(26,383)	(203,600)	15,438
Depreciation and amortization		876		924			2,689	2,838	4,353	4,052	2,801
Capital expenditures, cash and non-cash		505		270			760	901	1,641	4,051	11,367
Total assets		78,410				129,899	78,410		79,065	129,899	330,203
Operating Segments | Ascent
Schedule of financial data of reportable segments
Revenues		145,632		145,296			425,205	438,856	570,223	597,159	673,574
Impairment charges						42,400			4,402	42,361
Operating Income (Loss)		7,474		1,531			21,495	16,383	22,493	(28,148)	32,414
Depreciation and amortization		1,183		1,471			3,539	4,758	5,965	6,688	6,449
Capital expenditures, cash and non-cash		496		550			1,205	1,121	1,397	5,465	4,350
Total assets		273,298				366,894	273,298		271,400	366,894	414,740
Eliminations
Schedule of financial data of reportable segments
Revenues		(3,331)		(2,017)			(11,287)	(7,106)	(9,596)	(16,164)	(30,166)
Total assets		(1,717)				(2,964)	(1,717)		(1,812)	(2,964)	(4,962)
Corporate(2)
Schedule of financial data of reportable segments
Operating Income (Loss)		(12,468)		19,659			(42,517)	(16,346)	(38,551)	(55,481)	(33,372)
Depreciation and amortization		1,099		440			2,582	1,281	1,894	1,533	1,336
Capital expenditures, cash and non-cash		16,719		1,190			31,653	1,875	6,839	79	2,078
Gain on sale of Unitrans				$ 35,400				$ 35,400	35,400
Total assets		$ 109,630				$ 3,488	$ 109,630		$ 68,445	$ 3,488	$ 8,056